SHARE-BASED COMPENSATION (Schedule of Awards Granted) (Details) $ in Thousands		12 Months Ended
	Aug. 04, 2021 shares	Dec. 31, 2022 ₪ / shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 shares	Dec. 31, 2020 ₪ / shares shares	Mar. 21, 2022 ₪ / shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of award granted | shares			58,239	99,935	30,832
Exercise price						₪ 10.184
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value on grant date		₪ 9.2			₪ 21.8
March 5, 2020 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of award granted | shares			399
Expiration date			Mar. 05, 2030
Exercise price		36.4
Fair value on grant date		23.44
Share based expenses | $			$ 9
May 27, 2020 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of award granted | shares			133
Expiration date			May 27, 2030
Exercise price		11.8
Fair value on grant date		8.47
Share based expenses | $			$ 1
August 5, 2020 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of award granted | shares			18,014
Expiration date			Aug. 05, 2030
Exercise price		12
Fair value on grant date		9.73
Share based expenses | $			$ 175
November 17, 2020 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of award granted | shares			1,036
Expiration date			Nov. 17, 2030
Exercise price		6.4
Fair value on grant date		4.22
Share based expenses | $			$ 4
December 10, 2020 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of award granted | shares			11,250
Expiration date			Dec. 10, 2030
Exercise price		6.4
Fair value on grant date		5.5
Share based expenses | $			$ 62
March 17, 2021 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of award granted | shares			1,274
Expiration date			Mar. 17, 2031
Exercise price		45.4
Fair value on grant date		42.8
Share based expenses | $			$ 54
August 4, 2021 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of award granted | shares			36,701
Expiration date			Aug. 04, 2031
Exercise price		24.6
Fair value on grant date		18.47
Share based expenses | $			$ 678
August 4, 2021 [Member] | Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of award granted | shares			15,000
Expiration date			Aug. 04, 2031
Fair value on grant date		21.8
Share based expenses | $			$ 327
May 11, 2021 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of award granted | shares			903
Expiration date			May 11, 2031
Exercise price		11.8
Fair value on grant date		26.07
Share based expenses | $			$ 23
September 13, 2021 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of award granted | shares			750
Expiration date			Sep. 13, 2031
Exercise price		21
Fair value on grant date		16.92
Share based expenses | $			$ 13
September 20, 2021 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of award granted | shares			1,250
Expiration date			Sep. 20, 2031
Exercise price		20.6
Fair value on grant date		16.15
Share based expenses | $			$ 20
December 9, 2021 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of award granted | shares			38,334
Expiration date			Dec. 09, 2031
Exercise price		26.8
Fair value on grant date		12.98
Share based expenses | $			$ 497
December 9, 2021 [Member] | Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of award granted | shares	15,000
December 9, 2021 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of award granted | shares			19,167
Expiration date			Dec. 09, 2031
Exercise price		26.8
Fair value on grant date		13.14
Share based expenses | $			$ 252
January 27, 2022 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of award granted | shares			16,800
Expiration date			Jan. 27, 2032
Exercise price		12.96
Fair value on grant date		7.98
Share based expenses | $			$ 134
January 27, 2022 [Member] | Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of award granted | shares			7,200
Expiration date			Jan. 27, 2032
Fair value on grant date		9.58
Share based expenses | $			$ 69
March 21, 2022 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of award granted | shares			8,472
Expiration date			Mar. 21, 2032
Exercise price		10.184
Fair value on grant date		7.02
Share based expenses | $			$ 59
March 21, 2022 [Member] | Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of award granted | shares			2,850
Expiration date			Mar. 21, 2032
Fair value on grant date		8.27
Share based expenses | $			$ 24
May 31, 2022 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of award granted | shares			1,157
Expiration date			May 31, 2032
Exercise price		7.254
Fair value on grant date		6.27
Share based expenses | $			$ 7
November 2, 2021 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of award granted | shares			1,556
Expiration date			Nov. 02, 2031
Exercise price		22.2
Fair value on grant date		18.91
Share based expenses | $			$ 31
August 29, 2022 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of award granted | shares			1,661
Expiration date			Aug. 29, 2032
Exercise price		8.23
Fair value on grant date		6.91
Share based expenses | $			$ 11
November 29, 2022 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of award granted | shares			1,024
Expiration date			Nov. 29, 2032
Exercise price		4.81
Fair value on grant date		2.38
Share based expenses | $			$ 2
December 29, 2022 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of award granted | shares			29,125
Expiration date			Dec. 29, 2032
Exercise price		4.14
Fair value on grant date		₪ 1.64
Share based expenses | $			$ 48